Intangible Assets Including Goodwill	12 Months Ended
Dec. 31, 2015
Intangible Assets Including Goodwill
Intangible Assets Including Goodwill

Note I.

Intangible Assets Including Goodwill

Intangible Assets

The following table details the company’s intangible asset balances by major asset class.

($ in millions)

	Gross Carrying	Accumulated	Net Carrying
At December 31, 2015:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,348	$(581)	$767
Client relationships	1,856	(927)	929
Completed technology	2,960	(1,397)	1,563
Patents/trademarks	335	(142)	193
Other*	44	(10)	35
Total	$6,543	$(3,057)	$3,487

* Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems

($ in millions)

	Gross Carrying	Accumulated	Net Carrying
At December 31, 2014:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,375	$(679)	$696
Client relationships	2,208	(1,271)	937
Completed technology	2,831	(1,533)	1,298
Patents/trademarks	374	(214)	161
Other*	18	(6)	12
Total	$6,806	$(3,702)	$3,104

*     Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

The net carrying amount of intangible assets increased $383 million during the year ended December 31, 2015, primarily due to intangible asset additions resulting from acquisitions, partially offset by amortization. There was no impairment of intangible assets recorded in 2015 and 2014. The aggregate intangible amortization expense was $1,193 million and $1,347 million for the years ended December 31, 2015 and 2014, respectively. In addition, in 2015 and 2014, respectively, the company retired $1,809 million and $724 million of fully amortized intangible assets, impacting both the gross carrying amount and accumulated amortization by this amount.

The amortization expense for each of the five succeeding years relating to intangible assets currently recorded in the Consolidated Statement of Financial Position is estimated to be the following at December 31, 2015:

($ in millions)

	Capitalized	Acquired
	Software	Intangibles	Total
2016	$426	$760	$1,185
2017	256	650	906
2018	85	492	577
2019	—	338	338
2020	—	240	240

Goodwill

The changes in the goodwill balances by reportable segment, for the years ended December 31, 2015 and 2014, are as follows:

($ in millions)

					Foreign
					Currency
	Balance		Purchase		Translation	Balance
	January 1,	Goodwill	Price		And Other	December 31,
Segment	2015	Additions	Adjustments	Divestitures	Adjustments*	2015
Global Business Services	$4,555	$74	$0	$(1)	$(232)	$4,396
Global Technology Services	3,530	694	0	—	(90)	4,133
Software	21,000	1,413	(2)	(25)	(741)	21,644
Systems Hardware	1,472	410	0	—	(33)	1,848
Total	$30,556	$2,590	$(3)	$(26)	$(1,096)	$32,021

*Primarily driven by foreign currency translation.

($ in millions)

					Foreign
					Currency
	Balance		Purchase		Translation	Balance
	January 1,	Goodwill	Price		And Other	December 31,
Segment	2014	Additions	Adjustments	Divestitures	Adjustments**	2014
Global Business Services*	$4,855	$—	$0	$(52)	$(248)	$4,555
Global Technology Services*	3,608	11	21	(2)	(108)	3,530
Software	21,121	430	(17)	(19)	(516)	21,000
Systems Hardware	1,601	—	—	(110)	(19)	1,472
Total	$31,184	$442	$4	$(183)	$(891)	$30,556

* Reclassified to conform with 2015 presentation with $469 million reclassified from GTS to GBS at December 31, 2014 for Global Process Services.
**Primarily driven by foreign currency translation.

Purchase price adjustments recorded in 2015 and 2014 were related to acquisitions that were completed on or prior to December 31, 2014 or December 31, 2013, respectively, and were still subject to the measurement period that ends at the earlier of 12 months from the acquisition date or when information becomes available. There were no goodwill impairment losses recorded in 2015 or 2014 and the company has no accumulated goodwill impairment losses.